Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	December 31,
	2022	2021
Compensation and benefits	$2,972	$2,649
External research and development expenses	2,188	2,985
Professional services	795	663
Property and equipment	217	712
Facility costs	910	2,629
Other liabilities	1,210	1,268
	$8,292	$10,906